Income Taxes	12 Months Ended
Dec. 31, 2017
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Income Taxes
19.	Income Taxes

a)	Provision for Income Taxes

(CAD$ in millions)	2017	2016
Current
Current taxes on profits for the year	$1,014	$551
Adjustments for current taxes of prior periods	(15)	(14)

Total current taxes	$999	$537

Deferred
Origination and reversal of temporary differences	$444	$42
Adjustments to deferred taxes of prior periods	23	(2)
Tax losses not recognized (recognition of previously unrecognized losses)	(9)	(10)
Effect due to tax legislative changes	(19)	20

Total deferred taxes	$439	$50

	$1,438	$587

b)	Reconciliation of income taxes calculated at the Canadian statutory income tax rate to the actual provision for income taxes is as follows:

(CAD$ in millions)	2017	2016
Tax (recovery) expense at the Canadian statutory income tax rate of 26.10% (2016 — 26.10%)	$1,038	$425
Tax effect of:
Resource taxes	371	170
Resource and depletion allowances	(128)	(110)
Non-temporary differences including one-half of capital gains and losses	14	(15)
Tax pools not recognized (recognition of previously unrecognized tax pools)	(9)	(10)
Effect due to tax legislative changes	(19)	20
Withholding taxes	57	40
Difference in tax rates in foreign jurisdictions	129	90
Revisions to prior year estimates	12	(5)
Other	(27)	(18)

	$1,438	$587

Effective January 1, 2018, the Canadian statutory tax rate increased by 1% due to the British Columbia legislative change which resulted in an increase to deferred tax liabilities of $82 million.

As a result of the enacted U.S. tax reform, our statutory U.S. federal income tax rate decreased from 35% to 21%. Accordingly, a $101 million reduction in our deferred tax liabilities was recorded, which relates to the reduction in corporate income tax rate and the repeal of the corporate alternative minimum tax regime.

c)	The amount of deferred tax expense charged (credited) to the income statement is as follows:

(CAD$ in millions)	2017	2016
Net operating loss carryforwards	$133	$(154)
Capital allowances in excess of depreciation	775	311
Decommissioning and restoration provisions	(393)	(212)
U.S. alternative minimum tax credits	(31)	(9)
Unrealized foreign exchange losses	89	113
Withholding taxes	(10)	4
Retirement benefit plans	4	2
Other temporary differences	(128)	(5)

	$439	$50

d)	Temporary differences giving rise to deferred income tax assets and liabilities are as follows:

(CAD$ in millions)	December 31, 2017	December 31, 2016
Net operating loss carryforwards	$58	$32
Property, plant and equipment	(189)	35
Decommissioning and restoration provisions	78	—
U.S. alternative minimum tax credits	143	—
Retirement benefit plans	23	—
Other temporary differences	41	45

Deferred income tax assets	$154	$112

Net operating loss carryforwards	$(1,059)	$(1,218)
Property, plant and equipment	7,390	6,881
Decommissioning and restoration provisions	(754)	(439)
U.S. alternative minimum tax credits	—	(112)
Unrealized foreign exchange	(135)	(224)
Withholding taxes	79	89
Retirement benefit plans	(22)	(92)
Other temporary differences	(101)	11

Deferred income tax liabilities	$5,398	$4,896

e)	The general movement in the net deferred income taxes account is as follows:

(CAD$ in millions)	2017	2016
As at January 1	$4,784	$4,738
Income statement change	439	50
Amounts recognized in equity	—	6
Tax charge relating to components of other comprehensive income	90	37
Foreign exchange and other differences	(69)	(47)

As at December 31	$5,244	$4,784

f)	Deferred Tax Liabilities Not Recognized

Deferred tax liabilities of $694 million (2016 — $730 million) have not been recognized on the unremitted earnings associated with investments in subsidiaries and interests in joint arrangements where we are in a position to control the timing of the reversal of the temporary differences, and it is probable that such differences will not reverse in the foreseeable future.

g)	Loss Carryforwards and Canadian Development Expenses

At December 31, 2017, we had $3.63 billion of Canadian federal net operating loss carryforwards (2016 — $4.57 billion). These loss carryforwards expire at various dates between 2028 and 2036. We have $981 million of cumulative Canadian development expenses at December 31, 2017 (2016 — $1.33 billion), which are deductible for income tax purposes on a declining balance basis at a maximum rate of 30% per year. The deferred tax benefits of these pools have been recognized. In addition, we have $103.7 million of Canadian federal and provincial investment tax credits that expire at various dates between 2021 and 2037.

h)	Deferred Tax Assets Not Recognized

We have not recognized $231 million (2016 — $270 million) of deferred tax assets associated with unused tax credits and tax pools in entities and jurisdictions that do not have established sources of taxable income.